Long-term Investments	12 Months Ended
Dec. 31, 2019
Investment Company [Abstract]
Long-term Investments
8. Long-term investments

	Equity securities without readily determinable fair value	Equity Method	Total
	RMB	RMB	RMB
Balances at January 1, 2017	10,000	—	10,000
Additions	—	6,776	6,776
Share of earnings of an equity investee	—	989	989

Balances at December 31, 2017	10,000	7,765	17,765

Additions	2,500	—	2,500
Share of earnings of an equity investee	—	1,310	1,310

Balances at December 31, 2018	12,500	9,075	21,575

Additions	2,000		2,000
Share of earnings/(loss) of an equity investee	—	(180)	(180)

Balances at December 31, 2019	14,500	8,895	23,395

Equity securities without readily determinable fair value
As of December 31, 2018 and 2019, the Group held investment in certain equity securities without readily determinable fair value. No observable price changes on impairment were noted during the years ended December 31, 2018 and 2019.
Equity method
As of December 31, 2018 and 2019, the Group’s investments
accounted for under the equity method was RMB 9,075 thousand and RMB 8,895 thousand respectively. The Group applies the equity method of accounting to account for its equity investments over which it has significant influence but does not own a majority equity interest or otherwise control.
During the year ended December 31, 2017, the Group invested RMB 6,776 thousand in cash for 4.15% equity interest in a private entity, Shenzhen Chuangbicheng Holding Co. Ltd. (Chuangbicheng). As the Group has significant influence over the private entit
y
 through its one fifth representation on the board, the investment was accounted for using the equity method.
During the year ended December 31, 2019, the Group’s investment in Chuangbicheng decreased to 3.43%
and no longer owns any seat on the board. However, as the Group contributed
34.87%
of Chuangbicheng’s revenue during the year ended December 31, 2019, the Group considered it still had significant influence over Chuangbicheng and used equity method to account for this investment. The Company will continue to assess the existence of significant influence in the future.